SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
Share Capital [abstract]
SHARE CAPITAL

19.   SHARE CAPITAL

(a) Authorized Share Capital

The Company has an unlimited number of common shares without par value authorized for issue.

(b) Share Issuances

	Note	Number of common shares	Amount
Balance at January 1, 2020		160,291,553	$422,145
Issuance of common shares (i)		23,000,000	69,000
Share issuance costs		-	(3,358)
Exercise of stock options		211,626	1,438
Shares issued on vesting of share units		692,548	3,081
Balance at December 31, 2020		184,195,727	$492,306
Acquisition of Roxgold	6	106,106,224	582,523
Exercise of stock options		68,927	389
Shares issued on vesting of share units		1,146,452	4,468
Convertible debenture conversion		12,000	60
Balance December 31, 2021		291,529,330	$1,079,746

(i) On May 20, 2020, the Company completed a bought deal public equity offering and issued an aggregate of 23,000,000 common shares at a price of $3.00 per share for gross proceeds of $69.0 million, which included the exercise, in full, of the over-allotment option. The Company incurred transaction costs of $3.4 million related to this financing.